CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended						6 Months Ended				8 Months Ended		9 Months Ended	12 Months Ended				20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2013
Expenses:
Exploration	$ 2,859		$ 5,646	$ 5,802		$ 5,568	$ 4,071		$ 11,370				$ 17,016	$ 18,575		$ 6,002		$ 6,648	$ 12,216	$ 18,018	$ 23,664	$ 25,223	$ 29,294
General and administrative	2,261		16,047	9,628		4,260	4,355		13,888				35,554	48,458		17,206		18,693	22,953	38,199	54,246	67,151	65,540
Off-take arrangement fee (Note 6)			7,751										7,751	7,751							7,751	7,751
Total expenses	6,432		29,444	21,049		9,828	13,039		30,877				60,321	74,784		23,208		25,341	35,169	56,217	85,661	100,125	113,164
Loss from operations	(6,432)		(29,444)	(21,049)		(9,828)	(13,039)		(30,877)				(60,321)	(74,784)		(23,208)		(25,341)	(35,169)	(56,217)	(85,661)	(100,125)	(113,164)
Other expense:
Derivative losses	(1,388)						1,512							(1,900)		(39,810)						(56,666)	(55,154)
Loss on debt extinguishment	(1,740)						11,374									(2,000)						(2,000)	9,374
Interest, net	(8,222)			(1,871)			(16,610)		(1,871)					(7,241)		(1,939)						(9,300)	(25,910)
Total other expenses	(11,929)			(1,871)			(4,305)		(1,871)					(9,141)		(43,749)						(67,966)	(72,271)
Income tax expense														0
Net loss	(18,361)		(34,085)	(22,920)		(9,828)	(17,344)		(32,748)		(17,209)	(17,209)	(66,833)	(83,925)		(66,957)		(84,166)	(93,994)	(116,914)	(150,999)	(168,091)	(185,435)
Net loss attributable to non-controlling interest				813		3,257			4,070				4,069	4,071		3,391		3,767	7,024	7,837	7,837	7,837	7,837
Net loss attributable to Prospect Global Resources Inc.	$ (18,361)		$ (34,085)	$ (22,107)		$ (6,571)	$ (17,344)		$ (28,678)				$ (62,764)	$ (79,854)		$ (63,566)		$ (80,399)	$ (86,970)	$ (109,077)	$ (140,162)	$ (160,254)	$ (177,598)
Earnings per share Basic and diluted
Loss per share (in dollars per share)	$ (6.77)	[1]	$ (26.50)	$ (20.21)	[1]	$ (8.32)	$ (8.24)	[1]	$ (30.41)	[1]			$ (59.32)	$ (69.14)	[1]	$ (113.51)	[1]	$ (174.40)	$ (172.22)	$ (189.70)	$ (218.66)	$ (223.82) [1]	$ (152.06) [1]
Weighted average number of shares outstanding (in shares)	2,737			1,094			2,124		943					1,155		560						716	1,169

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.